Finance expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Finance expense
Interest payable on bank loans	€ 59.1	€ 60.1	€ 67.2
Finance expense	€ 59.1	€ 60.1	€ 67.2